Investors [Member] Average Annual Total Returns - Investor		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Frontier Emerging Markets (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		42.94%	7.71%	6.23%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		16.63%	4.30%	3.80%
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.78%	4.03%	3.60%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.50%	3.44%	3.11%

[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.